OppenheimerFunds, Inc.

Two World Financial Center

225 Liberty Street

New York, New York 10281-1008

Garrett Broadrup

Vice President &
Assistant Counsel

September 30, 2009

VIA EDGAR

Securities and Exchange Commission

Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Institutional Money Market Fund

File No. 811-21888 Reg. 333-133173

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 25, 2009.

Sincerely,

/s/Garrett Broadrup

---------------------------------------

Garrett Broadrup

303.768.6127

gbroadrup@oppenheimerfunds.com

cc:     Kramer Levin Naftalis & Frankel LLP

          Taylor Edwards
          Gloria LaFond